Balance Sheet Details	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Balance Sheet Details

Note 4 — Balance Sheet Details

Prepaid Expenses

Prepaid expenses consisted of the following as of December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Prepaid research and development	$203,910	$233,532
Prepaid insurance	4,842	4,321
Prepaid other	25,799	5,000
Total	$234,551	$242,853

Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Accrued license fees	$225,000	$—
Accrued research and development	300,182	—
Accrued deferred offering costs	246,236	—
Accrued compensation	234,265	—
Accrued other	49,832	—
Total	$1,055,515	$—